Equity - Schedule of Additional Paid-in Capital (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025		Dec. 31, 2024
Schedule of Additional Paid-in Capital [Abstract]
Balance beginning		$ 17,881,174	$ 122,505		$ 4,331,815
Issuance of shares through Equity Line of Credit		3,778,395 [1]	12,620,494	[2]	1,936,236	[3]
Issuance of shares through conversion of convertible notes		1,664,645	4,860,427		2,650,000
Issuance of shares for investment in equity securities	[4]	2,851,166
Issuance of shares for share-based compensation to consultant	[5]		20,250
Issuance of share for business acquisition	[6]		257,500
Decrease in subscription receivable due to reduction of work by professionals	[7]				(2,766,856)
Business Combination	[8]				(6,028,690)
Issuance of shares for share Incentive Plan of directors		$ 211,360
Settlement of Repurchase orbearance liability		(600,000)
Balance ending		$ 25,786,740	$ 17,881,174		$ 122,505

[1]	During the six months period June 30, 2026, the Company had issued 16,102 shares after taking account of the reverse stock split on February 11, May 6, 2025 and August 4, 2025, December 1, 2025, January 26, 2026, March 16, 2026, July 6, 2026, September 1, 2026, October 12, 2026, and October 23, 2026 retrospectively.
[2]	During the year ended December 31, 2025, the Company had issued 491.88 shares after taking account of all the reverse stock splits done as of this report.
[3]	On November 21, 2024, the Company entered into a Common Shares Purchase Agreement (the “White Lion Purchase Agreement”) with White Lion Capital, LLC (“White Lion”) and a related Registration Rights Agreement (the “RRA”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, within 36 months from the Agreement effective date up to One Hundred Million Dollars ($100,000,000) in aggregate gross purchase price of newly issued Ordinary Shares, with an automatic increase to Three Hundred Million Dollars ($300,000,000) upon any substantial M&A or Material Transaction (as defined in the White Lion Purchase Agreement) and a further option to increase to Five Hundred Million Dollars ($500,000,000) after Two Hundred and Fifty Million Dollars ($250,000,000) has been issued and sold to White Lion under the White Lion Purchase Agreement, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement. The White Lion Purchase Agreement was included as Exhibit 10.27 of the Form F-1 registration statement filed on December 5, 2024. On December 10, 2024, 35,000 Class A Ordinary Shares (0.002 Ordinary Shares as adjusted by all reverse stock splits done as of this report) were issued to White Lion amounting $276,850, in consideration for White Lion’s commitment pursuant to the White Lion Purchase Agreement. In addition, on December 12, 2024, pursuant to this Agreement, the Company issued 9,500 (0.00055 Ordinary Shares as adjusted by all reverse stock splits done as of this report) Class A Ordinary Shares for a purchase price of $1,572,186. On December 24, 2024, the Company issued 25,000 Class A Ordinary Shares (0.00156 Ordinary Shares as adjusted by all reverse stock splits done as of this report) for a purchase price of $160,050. On December 31, 2024, the Company issued 30,000 Class A Ordinary Shares (0.00188 Ordinary Shares as adjusted by all reverse stock splits done as of this report) for a purchase price of $204,000.
[4]	On May 28, 2026, the Company had issued 666,667 ordinary shares (equivalent to 2,315 Class A Ordinary Shares adjusted for Reverse Stock Splits) valued at US$296.64 per share for acquiring of K25.ai. On June 2, 2026 and June 18, 2026, the Company had issued 1,500,000 (equivalent to 5,208 Class A Ordinary Shares adjusted for Reverse Stock Splits) and 1,500,000 ordinary shares (equivalent to 5,208 Class A Ordinary Shares adjusted for Reverse Stock Splits) valued at US$296.64 and US$325.44 per share for deposit of acquiring of K25.ai respectively.
[5]	The Company had issued 0.00006 Class A Ordinary Shares to A SPAC (Holdings) Group Corp, pursuant to a one year consulting services agreement commencing on February 3, 2025.
[6]	The Company had issued 125,000 Class A Ordinary Shares (0.14469 Ordinary Shares as adjusted by all reverse stock splits done as of this report) valued at US$2.06 per share (subject to Reverse Stock Split adjustment) for acquiring of MicroSort Reproductive Technology on January 21, 2025.
[7]	On January 10, 2023, the Company issued 27,293 ordinary shares (0.0016 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 69,000 shares (0.004 Ordinary Shares as adjusted by all Reverse Stock Splits done as of this report) to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements
[8]	Upon de-spac business combination, additional paid-in capital and capital reserve of Legacy NewGenIvf was combined with additional paid-in capital and accumulated net losses of the A SPAC I Acquisition Corp and added into the additional paid-in capital of NewGenIvf Group upon the reverse take-over.